VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 87.7%
Automobiles & Components : 0.4%
Mahle Metal Leve SA 18,000 $ 124,070
Underline
Banks : 2.5%
Inter & Co., Inc. (BDR) * 119,950 682,572
Underline
Capital Goods : 3.2%
Armac Locacao Logistica E
Servicos SA * 50,650 127,145
Iochpe Maxion SA 72,552 209,321
Kepler Weber SA 80,450 169,549
Mills Locacao Servicos e
Logistica SA 63,850 171,993
Tupy SA 35,500 196,986
874,994
Commercial & Professional Services : 1.1%
Ambipar Participacoes e
Empreendimentos SA 31,100 96,734
Orizon Valorizacao de
Residuos SA * 28,700 216,420
313,154
Consumer Discretionary Distribution &
Retail : 1.8%
C&A MODAS SA * 70,000 148,503
Grupo Casas Bahia SA * 36 49
Grupo SBF SA 66,500 171,706
Pet Center Comercio e
Participacoes SA 199,950 173,422
493,680
Consumer Durables & Apparel : 15.9%
Arezzo Industria e Comercio SA 40,800 522,833
Cury Construtora e
Incorporadora SA 80,000 324,760
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 176,250 876,436
Direcional Engenharia SA 76,200 389,402
Ez Tec Empreendimentos e
Participacoes S/A 104,402 339,305
Grendene SA 132,000 173,968
Grupo de Moda Soma SA 314,650 477,427
Guararapes Confeccoes SA * 56,400 93,336
MRV Engenharia e
Participacoes SA * 235,800 366,248
Plano & Plano
Desenvolvimento Imobiliario
SA 40,900 114,168
Vivara Participacoes SA 93,100 471,496
Vulcabras SA 78,400 270,744
4,420,123
Consumer Services : 7.7%
Afya Ltd. * 11,606 215,639
Anima Holding SA * 190,700 186,312
Arcos Dorados Holdings, Inc. 67,214 747,420
Cogna Educacao SA * 936,150 440,506
Cruzeiro do Sul Educacional SA 41,250 39,314
YDUQS Participacoes SA 131,600 475,192
Zamp SA * 62,300 42,110
2,146,493
Number
of Shares Value
Consumer Staples Distribution & Retail : 0.6%
Dimed SA Distribuidora da
Medicamentos 55,000 $ 132,582
Empreendimentos Pague
Menos SA * 50,907 27,507
160,089
Energy : 11.2%
3R Petroleum Oleo e Gas SA * 111,951 736,385
AES Brasil Energia SA * 164,122 333,781
Enauta Participacoes SA 65,450 385,230
Excelerate Energy, Inc. 8,909 142,722
Karoon Energy Ltd. * 532,935 752,846
Modec, Inc. 13,600 275,119
Petroreconcavo SA 103,450 485,753
3,111,836
Financial Services : 0.6%
Vinci Partners Investments Ltd. 14,382 162,517
Underline
Food, Beverage & Tobacco : 6.3%
Adecoagro SA 34,525 380,465
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 34,800 170,413
Camil Alimentos SA 79,200 141,806
Jalles Machado SA 109,067 171,797
Marfrig Global Foods SA * 223,163 458,749
Minerva SA 190,750 256,722
Tres Tentos Agroindustrial SA 82,900 173,886
1,753,838
Health Care Equipment & Services : 5.3%
CM Hospitalar SA * 92,800 113,793
Fleury SA 203,787 609,484
Hospital Mater Dei SA 28,000 32,604
Odontoprev SA 154,390 374,324
Oncoclinicas do Brasil Servicos
Medicos SA * 193,000 340,561
1,470,766
Insurance : 1.0%
IRB-Brasil Resseguros SA * 37,223 277,202
Underline
Materials : 5.2%
Cia Brasileira de Aluminio 139,250 113,279
Dexco SA 235,750 361,000
ERO Copper Corp. * † 43,055 830,101
Irani Papel e Embalagem SA 70,200 128,911
1,433,291
Media & Entertainment : 0.8%
VTEX * 28,423 232,216
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 0.2%
Blau Farmaceutica SA 21,450 53,247
Underline
Real Estate Management & Development :
3.4%
Iguatemi SA 145,950 678,330
JHSF Participacoes SA 171,700 167,064
LOG Commercial Properties e
Participacoes SA 22,400 102,009
947,403

VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Semiconductors & Semiconductor
Equipment : 1.8%
SMART Global Holdings, Inc. * † 18,616 $ 489,973
Underline
Software & Services : 1.2%
LWSA SA 144A 186,600 217,280
Sonda SA 266,513 118,697
335,977
Technology Hardware & Equipment : 1.6%
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 61,300 256,547
Ituran Location and Control
Ltd. 3,988 111,504
Multilaser Industrial SA * 136,400 66,631
434,682
Transportation : 8.3%
Azul SA (ADR) * † 64,763 503,208
EcoRodovias Infraestrutura e
Logistica SA 171,340 278,427
Hidrovias do Brasil SA * 298,400 255,241
Log-in Logistica Intermodal
SA * 7,850 61,104
Movida Participacoes SA 84,350 142,955
Santos Brasil Participacoes SA 287,400 763,283
SIMPAR SA 210,050 311,176
2,315,394
Utilities : 7.6%
Alupar Investimento SA 136,606 832,372
Cia de Saneamento de Minas
Gerais Copasa MG 113,788 494,139
Cia De Sanena Do Parana * 92,800 481,634
Light SA * 99,100 101,957
Serena Energia SA * 111,802 209,765
2,119,867
Total Common Stocks
(Cost: $20,916,264) 24,353,384
PREFERRED SECURITIES: 12.1%
Banks : 3.6%
Banco ABC Brasil SA 55,198 266,756
Banco do Estado do Rio
Grande do Sul SA 118,500 315,424
Banco Pan SA* 219,650 416,929
999,109
Capital Goods : 3.6%
Marcopolo SA* 456,190 685,822
Randon SA Implementos e
Participacoes* 118,950 305,237
991,059
Consumer Cyclicals : 0.7%
Alpargatas SA* 96,000 182,414
Underline
Energy : 1.8%
Raizen SA 714,100 504,030
Underline
Information Technology : 0.9%
Cia de Ferro Ligas da Bahia
FERBASA* 87,750 151,692
Taurus Armas SA 42,100 112,985
264,677
Number
of Shares Value
Materials : 1.5%
Unipar Carbocloro SA 31,000 $ 412,147
Underline
Total Preferred Securities
(Cost: $2,507,408) 3,353,436
Total Investments Before Collateral for
Securities Loaned: 99.8%
(Cost: $23,423,672) 27,706,820
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 3.4%
Money Market Fund: 3.4%
(Cost: $947,551)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 947,551 947,551
Total Investments: 103.2%
(Cost: $24,371,223) 28,654,371
Liabilities in excess of other assets: (3.2)% (901,260)
NET ASSETS: 100.0% $ 27,753,111

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
BDR Brazilian Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,627,323.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $217,280, or 0.8% of net assets.